Employee Benefits - Schedule of Employee Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Defined benefit plan	$ 143,684	$ 156,732
Other benefits Short term	91,176	105,792
Other benefits Long term	3,736	4,491
Total	238,596	267,015
Current	135,056	148,678
Non - current	103,540	118,337
Total	$ 238,596	$ 267,015